GOODWILL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GOODWILL (Details) [Line Items]
Goodwill	£ 2,310	£ 2,016	£ 2,016
Scottish Widows [member]
GOODWILL (Details) [Line Items]
Goodwill	£ 1,836	£ 1,836
Percentage of entity goodwill	79.00%	91.00%
MBNA Limited [Member]
GOODWILL (Details) [Line Items]
Goodwill	£ 302
Percentage of entity goodwill	13.00%
Motor Finance [member]
GOODWILL (Details) [Line Items]
Goodwill	£ 170	£ 170
Percentage of entity goodwill	7.00%	8.00%